Report Of The Directors Financial Review Risk Report - Distribution of financial instruments by credit quality - 2018 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,471,203	$ 2,433,785
Off-balance sheet commitments	259,643
Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	259,742
Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(99)
Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	62,666
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,349	29,464
Loan and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	188,258
Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	188,258
Loan and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0
Performance and other guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	71,385
Performance and other guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	71,484
Performance and other guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(99)
Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	981,696	962,964
Loans and advances to customers | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		962,964
Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		970,448
Loans and advances to customers | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		(7,484)
Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	72,167	90,393
Loans and advances to banks | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		90,393
Loans and advances to banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		90,393
Loans and advances to banks | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		0
Cash and balances at central banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		180,624
Cash and balances at central banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		180,624
Items in the course of collection from other banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		6,628
Items in the course of collection from other banks | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		6,628
Hong Kong Government certificates of indebtedness
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		34,186
Hong Kong Government certificates of indebtedness | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		34,186
Reverse repurchase agreements - non-trading
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		201,553
Reverse repurchase agreements - non-trading | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		201,553
Reverse repurchase agreements - non-trading | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		0
Financial investments
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		385,159
Financial investments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		385,159
Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		30,828
Other assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		30,876
Other assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		(48)
– endorsements and acceptances
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		9,750
– endorsements and acceptances | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		9,750
– accrued income and other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		20,644
– accrued income and other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		20,644
Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	62,666	52,919
Debt securities | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	61,987
Debt securities | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	343,110		$ 322,163
Debt securities | Financial assets measured at fair value through other comprehensive income, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(84)		(184)
Debt securities | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,708	4,090
Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	177,234
Trading assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	177,234
Trading assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
Other financial assets | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,934
Other financial assets | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,934
Other financial assets | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
Derivatives
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	207,825	219,818
Derivatives | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	207,825	219,818
Derivatives | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
Assets held for sale
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	434
Assets held for sale | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	482
Assets held for sale | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	(48)
– personal | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	391,390	374,762
– personal | Loans and advances to customers | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		374,762
– personal | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		376,481
– personal | Loans and advances to customers | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		(1,719)
– corporate and commercial | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	529,025	516,754
– corporate and commercial | Loans and advances to customers | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		516,754
– corporate and commercial | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		522,248
– corporate and commercial | Loans and advances to customers | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		(5,494)
– non-bank financial institutions | Loans and advances to customers | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		71,448
– non-bank financial institutions | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		71,719
– non-bank financial institutions | Loans and advances to customers | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		(271)
Strong | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	214,937
Strong | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	188,258
Strong | Performance and other guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	26,679
Strong | Trading assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	139,484
Strong | Other financial assets | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,079
Strong | Derivatives | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	169,121
Strong | Assets held for sale | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
Good | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	25,743
Good | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0
Good | Performance and other guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	25,743
Good | Trading assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	18,888
Good | Other financial assets | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,163
Good | Derivatives | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	31,225
Good | Assets held for sale | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
Satisfactory | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	16,790
Satisfactory | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0
Satisfactory | Performance and other guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	16,790
Satisfactory | Trading assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,991
Satisfactory | Other financial assets | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,683
Satisfactory | Derivatives | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,813
Satisfactory | Assets held for sale | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
Sub- standard | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,869
Sub- standard | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0
Sub- standard | Performance and other guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,869
Sub- standard | Trading assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,871
Sub- standard | Other financial assets | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9
Sub- standard | Derivatives | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	625
Sub- standard | Assets held for sale | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
Financial Assets Excluding Equity Securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,378,500	2,305,592
Financial Assets Excluding Equity Securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,387,277	2,313,124
Financial Assets Excluding Equity Securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8,777)	$ (7,532)
Financial Assets Excluding Equity Securities | Strong | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,694,864
Financial Assets Excluding Equity Securities | Good | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	361,024
Financial Assets Excluding Equity Securities | Satisfactory | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	295,622
Financial Assets Excluding Equity Securities | Sub- standard | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 22,267
Portfolio Concentration Risk | Financial Assets Excluding Equity Securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	100.00%	100.00%
Portfolio Concentration Risk | Financial Assets Excluding Equity Securities | Strong | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	71.00%
Portfolio Concentration Risk | Financial Assets Excluding Equity Securities | Good | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	15.10%
Portfolio Concentration Risk | Financial Assets Excluding Equity Securities | Satisfactory | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	12.40%
Portfolio Concentration Risk | Financial Assets Excluding Equity Securities | Sub- standard | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	0.90%
Credit impaired | Credit impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	$ 403
Credit impaired | Credit impaired | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0
Credit impaired | Credit impaired | Performance and other guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	403
Credit impaired | Credit impaired | Trading assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
Credit impaired | Credit impaired | Other financial assets | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
Credit impaired | Credit impaired | Derivatives | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	41
Credit impaired | Credit impaired | Assets held for sale | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
Credit impaired | Financial Assets Excluding Equity Securities | Credit impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 13,500
Credit impaired | Portfolio Concentration Risk | Financial Assets Excluding Equity Securities | Credit impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	0.60%
IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	$ 615,108
IFRS 9 | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,645,418		1,599,526
Off-balance sheet commitments	615,526		571,107
IFRS 9 | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8,693)		(9,480)
Off-balance sheet commitments	(418)		(473)
IFRS 9 | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,260,944
IFRS 9 | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9,111)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	341,782		322,511
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	341,866		322,695
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(84)		(184)
IFRS 9 | Loan and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	591,683		544,882
IFRS 9 | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	592,008		545,258
IFRS 9 | Loan and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(325)		(376)
IFRS 9 | Financial guarantee and similar contracts
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	23,425
IFRS 9 | Financial guarantee and similar contracts | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	23,518
IFRS 9 | Financial guarantee and similar contracts | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(93)
IFRS 9 | Loans and advances to customers | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	981,696		949,737
IFRS 9 | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	990,321		959,080
IFRS 9 | Loans and advances to customers | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8,625)		(9,343)
IFRS 9 | Loans and advances to banks | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	72,167		82,559
IFRS 9 | Loans and advances to banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	72,180		82,582
IFRS 9 | Loans and advances to banks | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(13)		(23)
IFRS 9 | Cash and balances at central banks | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	162,843
IFRS 9 | Cash and balances at central banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	162,845		180,624
IFRS 9 | Cash and balances at central banks | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)		(3)
IFRS 9 | Items in the course of collection from other banks | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,787
IFRS 9 | Items in the course of collection from other banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,787		6,628
IFRS 9 | Items in the course of collection from other banks | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0		0
IFRS 9 | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	35,859
IFRS 9 | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	35,859		34,186
IFRS 9 | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0		0
IFRS 9 | Reverse repurchase agreements - non-trading | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	65,381
IFRS 9 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	242,804
IFRS 9 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	242,804		201,553
IFRS 9 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0		0
IFRS 9 | Financial investments | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	62,666
IFRS 9 | Financial investments | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	62,684		59,539
IFRS 9 | Financial investments | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(18)		(16)
IFRS 9 | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	72,903
IFRS 9 | Other assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	72,938
IFRS 9 | Other assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(35)
IFRS 9 | – endorsements and acceptances
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,623
IFRS 9 | – endorsements and acceptances | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,634
IFRS 9 | – endorsements and acceptances | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11)
IFRS 9 | – accrued income and other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	63,280
IFRS 9 | – accrued income and other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	63,304
IFRS 9 | – accrued income and other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(24)
IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	341,782
IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	341,866
IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(84)
IFRS 9 | Other financial assets | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	582,862		557,750
IFRS 9 | Other financial assets | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	582,917		557,864
IFRS 9 | Other financial assets | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(55)		(114)
IFRS 9 | – personal | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	207,351		196,093
IFRS 9 | – personal | Loan and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(13)		(14)
IFRS 9 | – personal | Loans and advances to customers | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	391,390
IFRS 9 | – personal | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	394,337		375,069
IFRS 9 | – personal | Loans and advances to customers | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,947)		(3,047)
IFRS 9 | – corporate and commercial | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	271,022		262,391
IFRS 9 | – corporate and commercial | Loan and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(305)		(355)
IFRS 9 | – corporate and commercial | Loans and advances to customers | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	529,025
IFRS 9 | – corporate and commercial | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	534,577		520,137
IFRS 9 | – corporate and commercial | Loans and advances to customers | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5,552)		(6,053)
IFRS 9 | – non-bank financial institutions | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	113,635		86,774
IFRS 9 | – non-bank financial institutions | Loan and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(7)		(7)
IFRS 9 | – non-bank financial institutions | Loans and advances to customers | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	61,281
IFRS 9 | – non-bank financial institutions | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	61,407		63,874
IFRS 9 | – non-bank financial institutions | Loans and advances to customers | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(126)		(243)
IFRS 9 | Strong | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	383,018
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	319,632		297,961
IFRS 9 | Strong | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	373,302		341,580
IFRS 9 | Strong | Financial guarantee and similar contracts | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	9,716
IFRS 9 | Strong | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	485,451		479,067
IFRS 9 | Strong | Loans and advances to banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	60,249		70,959
IFRS 9 | Strong | Cash and balances at central banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	160,995
IFRS 9 | Strong | Items in the course of collection from other banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,765
IFRS 9 | Strong | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	35,859
IFRS 9 | Strong | Reverse repurchase agreements - non-trading | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	200,774
IFRS 9 | Strong | Financial investments | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	56,031
IFRS 9 | Strong | Other assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	55,424
IFRS 9 | Strong | – endorsements and acceptances | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,514
IFRS 9 | Strong | – accrued income and other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	53,910
IFRS 9 | Strong | Debt securities | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	319,632
IFRS 9 | Strong | Other financial assets | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	514,848		469,898
IFRS 9 | Strong | – personal | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	316,616
IFRS 9 | Strong | – corporate and commercial | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	140,387
IFRS 9 | Strong | – non-bank financial institutions | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	28,448
IFRS 9 | Good | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	144,476
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,454		6,786
IFRS 9 | Good | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	137,076		121,508
IFRS 9 | Good | Financial guarantee and similar contracts | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7,400
IFRS 9 | Good | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	244,199		227,146
IFRS 9 | Good | Loans and advances to banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,371		7,692
IFRS 9 | Good | Cash and balances at central banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,508
IFRS 9 | Good | Items in the course of collection from other banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	21
IFRS 9 | Good | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
IFRS 9 | Good | Reverse repurchase agreements - non-trading | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	29,423
IFRS 9 | Good | Financial investments | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,703
IFRS 9 | Good | Other assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,069
IFRS 9 | Good | – endorsements and acceptances | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,358
IFRS 9 | Good | – accrued income and other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,711
IFRS 9 | Good | Debt securities | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,454
IFRS 9 | Good | Other financial assets | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	44,724		47,347
IFRS 9 | Good | – personal | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	43,764
IFRS 9 | Good | – corporate and commercial | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	181,984
IFRS 9 | Good | – non-bank financial institutions | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	18,451
IFRS 9 | Satisfactory | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	80,983
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,210		13,088
IFRS 9 | Satisfactory | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	75,478		74,694
IFRS 9 | Satisfactory | Financial guarantee and similar contracts | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,505
IFRS 9 | Satisfactory | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	230,357		220,089
IFRS 9 | Satisfactory | Loans and advances to banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,549		3,890
IFRS 9 | Satisfactory | Cash and balances at central banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	324
IFRS 9 | Satisfactory | Items in the course of collection from other banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1
IFRS 9 | Satisfactory | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
IFRS 9 | Satisfactory | Reverse repurchase agreements - non-trading | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,607
IFRS 9 | Satisfactory | Financial investments | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	949
IFRS 9 | Satisfactory | Other assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,138
IFRS 9 | Satisfactory | – endorsements and acceptances | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,604
IFRS 9 | Satisfactory | – accrued income and other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,534
IFRS 9 | Satisfactory | Debt securities | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,210
IFRS 9 | Satisfactory | Other financial assets | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	23,019		39,595
IFRS 9 | Satisfactory | – personal | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	27,194
IFRS 9 | Satisfactory | – corporate and commercial | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	189,357
IFRS 9 | Satisfactory | – non-bank financial institutions | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,806
IFRS 9 | Sub- standard | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,830
IFRS 9 | Sub- standard | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,558		4,276
IFRS 9 | Sub- standard | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,233		6,431
IFRS 9 | Sub- standard | Financial guarantee and similar contracts | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	597
IFRS 9 | Sub- standard | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,993		17,922
IFRS 9 | Sub- standard | Loans and advances to banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11		26
IFRS 9 | Sub- standard | Cash and balances at central banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	18
IFRS 9 | Sub- standard | Items in the course of collection from other banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
IFRS 9 | Sub- standard | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
IFRS 9 | Sub- standard | Reverse repurchase agreements - non-trading | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
IFRS 9 | Sub- standard | Financial investments | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1
IFRS 9 | Sub- standard | Other assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	181
IFRS 9 | Sub- standard | – endorsements and acceptances | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	155
IFRS 9 | Sub- standard | – accrued income and other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26
IFRS 9 | Sub- standard | Debt securities | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,558
IFRS 9 | Sub- standard | Other financial assets | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	200		862
IFRS 9 | Sub- standard | – personal | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,182
IFRS 9 | Sub- standard | – corporate and commercial | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,339
IFRS 9 | Sub- standard | – non-bank financial institutions | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	472
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12		584
IFRS 9 | Credit impaired | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	919		1,045
IFRS 9 | Credit impaired | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,321		14,856
IFRS 9 | Credit impaired | Loans and advances to banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0		15
IFRS 9 | Credit impaired | Other financial assets | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	126		$ 162
IFRS 9 | Credit impaired | Credit impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,219
IFRS 9 | Credit impaired | Credit impaired | Loan and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	919
IFRS 9 | Credit impaired | Credit impaired | Financial guarantee and similar contracts | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	300
IFRS 9 | Credit impaired | Credit impaired | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,321
IFRS 9 | Credit impaired | Credit impaired | Loans and advances to banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
IFRS 9 | Credit impaired | Credit impaired | Cash and balances at central banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
IFRS 9 | Credit impaired | Credit impaired | Items in the course of collection from other banks | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
IFRS 9 | Credit impaired | Credit impaired | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
IFRS 9 | Credit impaired | Credit impaired | Reverse repurchase agreements - non-trading | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
IFRS 9 | Credit impaired | Credit impaired | Financial investments | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
IFRS 9 | Credit impaired | Credit impaired | Other assets | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	126
IFRS 9 | Credit impaired | Credit impaired | – endorsements and acceptances | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3
IFRS 9 | Credit impaired | Credit impaired | – accrued income and other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	123
IFRS 9 | Credit impaired | Credit impaired | Debt securities | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12
IFRS 9 | Credit impaired | Credit impaired | – personal | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,581
IFRS 9 | Credit impaired | Credit impaired | – corporate and commercial | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,510
IFRS 9 | Credit impaired | Credit impaired | – non-bank financial institutions | Loans and advances to customers | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 230